CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Q2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income available to common shareholders	$ 3,931,556	$ 1,648,286	$ 7,346,326	$ 3,292,138	$ 5,015,064	$ 5,798,808
Other comprehensive (loss) income, net of tax:
Unrealized holding gains (losses) on securities arising during the period, net of tax (benefit) expense of $(134,439), $(580,433), $468,293 and $270,461 in 2018 and 2017, respectively	(397,244)	435,890	(1,768,638)	754,724	90,381	(526,954)
Reclassification adjustment for losses included in net income, net of tax (benefit) of $(280) and $0 in 2018 and 2017, respectively	920	0	920	0	(88,975)	(123,165)
Total other comprehensive (loss) income	(396,324)	435,890	(1,767,718)	754,724	1,406	(650,119)
Comprehensive income	$ 3,535,232	$ 2,084,176	$ 5,578,608	$ 4,046,862	$ 4,819,255	$ 5,148,689